UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22506

2010 Swift Mandatory Common Exchange Security Trust
(Exact name of registrant as specified in charter)

c/o U.S. Bank National Association, Corporate Trust Services
101 N. 1st Avenue, Suite 1600, Phoenix, AZ 85003
(Address of principal executive offices) (Zip code)

Donald J. Puglisi
c/o U.S. Bank National Association, Corporate Trust Services
101 N. 1st Avenue, Suite 1600, Phoenix, AZ 85003
(Name and address of agent for service)

Registrant's telephone number, including area code: (602) 257-5433

Date of fiscal year end: December 31

Date of reporting period: December 31, 2013

Item 1. Proxy Voting Record.

The Trust did not hold voting securities; therefore, the Trust did not vote any proxies during the period from July 1, 2013 through December 31, 2013.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) 2010 Swift Mandatory Common Exchange Security Trust

By (Signature and Title) /s/ Donald J. Puglisi
 Donald J. Puglisi
 Managing Trustee

Date April 10, 2014